Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due to 2035
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99417
Maximum Aggregate Offering Price	$ 1,242,712,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,259.28
Offering Note
(1)
The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), was originally deferred in accordance with Rule 456(b) under the Securities Act.